UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act f ile number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Global Equity Income Fund
Class A:
SPQAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class A	$132	1.16%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.
MF203EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's
Class A
shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	20.47%	7.31%	6.12%
Class A without sales charges	27.48%	8.53%	6.72%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%
WHAT ARE SOME CHARACTERISTICS OF THE
FU
ND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	A
NASDAQ	SPQAX
CUSIP	74441L808
MF203EA

PGIM Jennison Global Equity Income Fund
Class C:
AGOCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class C	$238	2.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.
MF203EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	25.21%	7.66%	5.90%
Class C without sales charges	26.21%	7.66%	5.90%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10
/
31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	C
NASDAQ	AGOCX
CUSIP	74441L873
MF203EC

PGIM Jennison Global Equity Income Fund
Class R:
PJERX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This
annual shareholder report
contains important information about the Class R shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R	$171	1.51%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.
MF203ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	27.00%	8.19%	6.41%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	R
NASDAQ	PJERX
CUSIP	74441L790
MF203ER

PGIM Jennison Global Equity Income Fund
Class Z:
JDEZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class Z	$101	0.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.
MF203EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	27.76%	8.83%	7.01%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	Z
NASDAQ	JDEZX
CUSIP	74441L832
MF203EZ

PGIM Jennison Global Equity Income Fund
Class R6:
PJIQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Global Equity Income Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Equity Income Fund—Class R6	$91	0.80%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. However, global equity markets (as measured by the MSCI All Country World ND Index) trailed the performance of the US equity market (as measured by the S&P
500 Index).
■
During the period, the Fund’s performance relative to the MSCI All Country World ND Index benefited from strong stock selection in the health care, energy, and financials sectors.
■
During the period, an underweight to the information technology sector, as well as stock selection in the industrials, communications services, and information technology sectors, detracted from relative performance.
MF203ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	27.89%	8.91%	7.10%
Broad-Based Securities Market Index: MSCI All Country World ND Index	32.79%	11.08%	9.06%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 728,231,217
Number of fund holdings	49
Total advisory fees paid for the year	$ 5,431,065
Portfolio turnover rate for the year	6%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	13.7%
Oil, Gas & Consumable Fuels	9.4%
Biotechnology	7.1%
Electric Utilities	6.9%
Banks	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Pharmaceuticals	4.5%
Multi-Utilities	3.9%
Industrial REITs	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Diversified Telecommunication Services	2.8%
Ground Transportation	2.5%
Specialized REITs	2.5%
Chemicals	2.5%
Machinery	2.4%
Consumer Staples Distribution & Retail	2.3%
Automobile Components	2.2%
Household Products	1.7%
Industry Classification	% of Net Assets
Software	1.7%
Commercial Services & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.6%
Personal Care Products	1.6%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Construction & Engineering	1.3%
Beverages	1.3%
Hotels, Restaurants & Leisure	1.3%
IT Services	1.2%
Transportation Infrastructure	0.9%
Electrical Equipment	0.8%
Residential REITs	0.7%
Others*	0.3%
99.5%
Other assets in excess of liabilities	0.5%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Global Equity Income Fund

SHARE CLASS	R6
NASDAQ	PJIQX
CUSIP	74441L816
MF203ER6

PGIM Quant Solutions Mid-Cap Value Fund
Class A:
SPRAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class A	$131	1.13%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.
MF202EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	24.75%	7.45%	5.24%
Class A without sales charges	32.01%	8.67%	5.84%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Russell Midcap Value Index	34.03%	9.93%	8.43%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Index	35.39%	10.94%	9.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	A
NASDAQ	SPRAX
CUSIP	74441L105
MF202EA

PGIM Quant Solutions Mid-Cap Value Fund
Class C:
NCBVX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class C	$225	1.95%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.
MF202EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	29.90%	7.79%	5.00%
Class C without sales charges	30.90%	7.79%	5.00%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Russell Midcap Value Index	34.03%	9.93%	8.43%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Index	35.39%	10.94%	9.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024
?

Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	C
NASDAQ	NCBVX
CUSIP	74441L303
MF202EC

PGIM Quant Solutions Mid-Cap Value Fund
Class R:
SDVRX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R	$168	1.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.
MF202ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 22, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	31.57%	8.33%	5.32% (12/22/2014)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	12.96%
Russell Midcap Value Index	34.03%	9.93%	8.30%
S&P MidCap 400 Index	32.99%	11.37%	9.74%
Russell Midcap Index	35.39%	10.94%	9.67%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured
from the closest
month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R
NASDAQ	SDVRX
CUSIP	74441L782
MF202ER

PGIM Quant Solutions Mid-Cap Value Fund
Class Z:
SPVZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class Z	$103	0.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.
MF202EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	32.32%	8.96%	6.11%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Russell Midcap Value Index	34.03%	9.93%	8.43%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Index	35.39%	10.94%	9.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
November 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at
(800) 225-1852
.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	Z
NASDAQ	SPVZX
CUSIP	74441L709
MF202EZ

PGIM Quant Solutions Mid-Cap Value Fund
Class R2:
PMVEX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R2	$143	1.23%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.
MF202ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	31.87%	8.57%	4.32% (12/28/2017)
Broad-Based Securities Market Index: S&P 500 Index *	38.02%	15.27%	13.65%
Russell Midcap Value Index	34.03%	9.93%	8.00%
S&P MidCap 400 Index	32.99%	11.37%	9.12%
Russell Midcap Index	35.39%	10.94%	9.71%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the clos est
month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024
?

Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R2
NASDAQ	PMVEX
CUSIP	74441L758
MF202ER2

PGIM Quant Solutions Mid-Cap Value Fund
Class R4:
PMVFX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R4	$114	0.98%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.
MF202ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management f ees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2017 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/20 24
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	32.23%	8.84%	4.58% (12/28/2017)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.65%
Russell Midcap Value Index	34.03%	9.93%	8.00%
S&P MidCap 400 Index	32.99%	11.37%	9.12%
Russell Midcap Index	35.39%	10.94%	9.71%

*The Fund has added this broad-based index in response to new regulatory requiremen
ts.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R4
NASDAQ	PMVFX
CUSIP	74441L741
MF202ER4

PGIM Quant Solutions Mid-Cap Value Fund
Class R6:
PMVQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Value Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Value Fund—Class R6	$85	0.73%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, stock market gains continued to be energized by mega-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Against this market backdrop, US mid-cap equities underperformed their large-cap counterparts, while growth outperformed value.
■
The strongest contributions to the Fund’s performance, relative to the Russell Midcap Value Index, came from consumer discretionary positioning, largely driven by an overweight to homebuilders, from health care, due to positioning in health care providers & services, and from an underweight in biotechnology. Positioning among consumer finance and bank stocks, within financials, also performed well.
■
The Fund’s focus on stocks with low valuations and attractive business detracted from relative performance in several sectors, most notably in materials and energy. Underperformance in materials resulted largely from positioning in the metals & mining industry, while underperformance in energy came largely from positioning in the oil, gas & consumable fuels industry.
MF202ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	32.47%	9.12%	6.26%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Russell Midcap Value Index	34.03%	9.93%	8.43%
S&P MidCap 400 Index	32.99%	11.37%	9.86%
Russell Midcap Index	35.39%	10.94%	9.80%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 177,028,011
Number of fund holdings	267
Total advisory fees paid for the year	$ 1,054,038
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Insurance	6.3%
Capital Markets	5.5%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	3.4%
Biotechnology	3.4%
Health Care Providers & Services	3.4%
Machinery	3.1%
Software	3.1%
IT Services	3.1%
Food Products	2.9%
Hotels, Restaurants & Leisure	2.7%
Financial Services	2.6%
Electric Utilities	2.6%
Specialty Retail	2.5%
Specialized REITs	2.5%
Pharmaceuticals	2.5%
Passenger Airlines	2.5%
Life Sciences Tools & Services	2.4%
Technology Hardware, Storage & Peripherals	2.4%
Containers & Packaging	2.1%
Banks	2.0%
Media	2.0%
Household Durables	2.0%
Electronic Equipment, Instruments & Components	1.9%
Electrical Equipment	1.6%
Building Products	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Semiconductors & Semiconductor Equipment	1.6%
Automobile Components	1.4%
Consumer Finance	1.4%
Industry Classification	% of Net Assets
Real Estate Management & Development	1.4%
Aerospace & Defense	1.3%
Consumer Staples Distribution & Retail	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	1.2%
Professional Services	1.1%
Gas Utilities	1.1%
Residential REITs	1.0%
Metals & Mining	1.0%
Retail REITs	0.9%
Health Care Equipment & Supplies	0.9%
Trading Companies & Distributors	0.9%
Entertainment	0.9%
Commercial Services & Supplies	0.8%
Broadline Retail	0.7%
Beverages	0.6%
Hotel & Resort REITs	0.6%
Communications Equipment	0.6%
Independent Power & Renewable Electricity Producers	0.6%
Multi-Utilities	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Diversified Consumer Services	0.5%
Others*	2.3%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Mid-Cap Value Fund

SHARE CLASS	R6
NASDAQ	PMVQX
CUSIP	74441L824
MF202ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

  (a) Audit Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $58,012 and $54,060, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

  (b) Audit-Related Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

  (c) Tax Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

  (d) All Other Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

  (e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2024 and October 31, 2023 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

PGIM Jennison Global Equity Income Fund

PGIM Quant Solutions Mid-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Global Equity Income Fund	2
PGIM Quant Solutions Mid-Cap Value Fund	16
Notes to Financial Statements	43

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVT—Convertible Security

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Jennison Global Equity Income Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.0%

COMMON STOCKS 97.7%

Australia 0.9%

Transurban Group, UTS	767,450	$6,395,887

Canada 7.2%

BCE, Inc.	300,825	9,698,735
Canadian National Railway Co.	73,838	7,968,597
Enbridge, Inc.	554,033	22,378,580
Pembina Pipeline Corp.	289,572	12,114,461

		52,160,373

France 9.9%

AXA SA	946,226	35,528,229
Cie Generale des Etablissements Michelin SCA	477,938	16,152,165
Orange SA	969,983	10,655,944
Vinci SA	84,548	9,471,127

		71,807,465

Italy 2.2%

Enel SpA	2,078,919	15,766,682

South Korea 0.6%

Samsung Electronics Co. Ltd.	101,955	4,329,110

Spain 3.9%

Iberdrola SA	1,941,243	28,836,274

Switzerland 4.7%

Zurich Insurance Group AG	58,163	34,293,209

United Kingdom 7.6%

AstraZeneca PLC, ADR	222,630	15,840,124
National Grid PLC	2,237,544	28,094,937
Unilever PLC	187,446	11,434,587

		55,369,648

United States 60.7%

AbbVie, Inc.	195,260	39,807,656
Amgen, Inc.	36,215	11,594,594

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Apple, Inc.	76,950	$17,383,775
Broadcom, Inc.	109,336	18,561,973
Camden Property Trust, REIT	44,028	5,098,002
Caterpillar, Inc.	45,951	17,286,766
Corning, Inc.	240,602	11,450,249
Darden Restaurants, Inc.	19,475	3,116,390
Dow, Inc.	136,869	6,758,591
Gaming & Leisure Properties, Inc., REIT	366,681	18,403,719
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	106,400
International Business Machines Corp.	42,801	8,847,823
JPMorgan Chase & Co.	163,050	36,184,056
Lam Research Corp.	177,775	13,217,571
Linde PLC	24,376	11,119,112
McDonald’s Corp.	20,572	6,009,287
MetLife, Inc.	393,899	30,889,560
Microsoft Corp.	30,543	12,411,148
NextEra Energy, Inc.	75,168	5,957,064
PepsiCo, Inc.	56,973	9,462,076
PNC Financial Services Group, Inc. (The)	68,973	12,985,547
Procter & Gamble Co. (The)	77,043	12,725,963
Prologis, Inc., REIT	198,357	22,402,440
Republic Services, Inc.	58,523	11,587,554
Sanofi SA	157,585	16,653,555
Schneider Electric SE	22,055	5,713,320
Shell PLC, ADR	290,117	19,597,403
Texas Instruments, Inc.	74,086	15,051,312
Union Pacific Corp.	45,324	10,518,341
Walmart, Inc.	204,759	16,780,000
Williams Cos., Inc. (The)	276,025	14,455,429

		442,136,676

TOTAL COMMON STOCKS (cost $497,822,746)		711,095,324

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 3

PGIM Jennison Global Equity Income Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

PREFERRED STOCK 0.3%

United States

Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27 (cost $2,337,050)	46,741	$2,511,394

TOTAL LONG-TERM INVESTMENTS (cost $500,159,796)		713,606,718

SHORT-TERM INVESTMENT 1.5%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $11,045,657)(wb)	11,045,657	11,045,657

TOTAL INVESTMENTS 99.5% (cost $511,205,453)		724,652,375
Other assets in excess of liabilities 0.5%		3,578,842

NET ASSETS 100.0%		$728,231,217

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $106,400 and 0.0% of net assets.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $106,400 is 0.0% of net assets.

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Schedule of Investments (continued)

as of October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$6,395,887	$—
Canada	52,160,373	—	—
France	—	71,807,465	—
Italy	—	15,766,682	—
South Korea	—	4,329,110	—
Spain	—	28,836,274	—
Switzerland	—	34,293,209	—
United Kingdom	15,840,124	39,529,524	—
UnitedStates	419,663,401	22,366,875	106,400
Preferred Stock
United States	2,511,394	—	—
Short-Term Investment
Affiliated Mutual Fund	11,045,657	—	—

Total	$501,220,949	$223,325,026	$106,400

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Insurance	13.8%
Oil, Gas & Consumable Fuels	9.5
Biotechnology	7.1
Electric Utilities	6.9
Banks	6.8
Semiconductors & Semiconductor Equipment	6.5
Pharmaceuticals	4.5
Multi-Utilities	3.8
Industrial REITs	3.1
Technology Hardware, Storage & Peripherals	3.0
Diversified Telecommunication Services	2.8
Ground Transportation	2.5
Specialized REITs	2.5
Chemicals	2.4
Machinery	2.4
Consumer Staples Distribution & Retail	2.3
Automobile Components	2.2
Household Products	1.7

Software	1.7%
Commercial Services & Supplies	1.6
Electronic Equipment, Instruments & Components	1.6
Personal Care Products	1.6
Affiliated Mutual Fund	1.5
Construction & Engineering	1.3
Beverages	1.3
Hotels, Restaurants & Leisure	1.2
IT Services	1.2
Transportation Infrastructure	0.9
Electrical Equipment	0.8
Residential REITs	0.7
Aerospace & Defense	0.3

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 5

PGIM Jennison Global Equity Income Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification (continued):

Energy Equipment & Services	0.0	*%

	99.5
Other assets in excess of liabilities	0.5

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $500,159,796)	$713,606,718
Affiliated investments (cost $11,045,657)	11,045,657

Foreign currency, at value (cost $30,918)	30,967
Tax reclaim receivable	4,288,708
Dividends receivable	728,529
Receivable for Fund shares sold	588,131
Prepaid expenses	8,130

Total Assets	730,296,840

Liabilities

Payable for Fund shares purchased	1,259,454
Management fee payable	465,916
Distribution fee payable	136,864
Accrued expenses and other liabilities	89,864
Transfer agent fee payable	67,435
Affiliated transfer agent fee payable	43,701
Directors’ fees payable	2,389

Total Liabilities	2,065,623

Net Assets	$728,231,217

Net assets were comprised of:
Common stock, at par	$51,686
Paid-in capital in excess of par	493,138,610
Total distributable earnings (loss)	235,040,921

Net assets, October 31, 2024	$728,231,217

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 7

PGIM Jennison Global Equity Income Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A
Net asset value and redemption price per share, ($543,065,987 ÷ 38,408,956 shares of common stock issued and outstanding)	$14.14
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.96

Class C

Net asset value, offering price and redemption price per share, ($12,717,132 ÷ 1,068,650 shares of common stock issued and outstanding)	$11.90

Class R

Net asset value, offering price and redemption price per share, ($16,688,360 ÷ 1,180,537 shares of common stock issued and outstanding)	$14.14

Class Z

Net asset value, offering price and redemption price per share, ($142,161,134 ÷ 10,068,234 shares of common stock issued and outstanding)	$14.12

Class R6

Net asset value, offering price and redemption price per share, ($13,598,604 ÷ 960,015 shares of common stock issued and outstanding)	$14.16

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$26,595,754
Other income	753,722
Income from securities lending, net (including affiliated income of $53,321)	172,860
Affiliated dividend income	139,285

Total income	27,661,621

Expenses
Management fee	5,444,197
Distribution fee(a)	1,912,545
Transfer agent’s fees and expenses (including affiliated expense of $255,263)(a)	830,048
Custodian and accounting fees	92,500
Professional fees	76,288
Registration fees(a)	75,764
Shareholders’ reports	58,380
Audit fee	28,600
Directors’ fees	19,602
Miscellaneous	65,581

Total expenses	8,603,505
Less: Fee waiver and/or expense reimbursement(a)	(13,132)
Distribution fee waiver(a)	(314,262)

Net expenses	8,276,111

Net investment income (loss)	19,385,510

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,083))	22,068,273
Foreign currency transactions	49,408

22,117,681

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(571))	135,538,336
Foreign currencies	126,820

135,665,156

Net gain (loss) on investment and foreign currency transactions	157,782,837

Net Increase (Decrease) In Net Assets Resulting From Operations	$177,168,347

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,632,661	153,429	126,455	—	—
Transfer agent’s fees and expenses	630,136	34,831	25,857	137,880	1,344
Registration fees	22,316	12,912	11,468	14,974	14,094
Fee waiver and/or expense reimbursement	—	—	—	—	(13,132)
Distribution fee waiver	(272,110)	—	(42,152)	—	—

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 9

PGIM Jennison Global Equity Income Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,385,510	$20,292,400
Net realized gain (loss) on investment and foreign currency transactions	22,117,681	46,162,306
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	135,665,156	(42,713,009)

Net increase (decrease) in net assets resulting from operations	177,168,347	23,741,697

Dividends and Distributions
Distributions from distributable earnings
Class A	(47,259,597)	(49,394,086)
Class C	(1,607,866)	(2,867,480)
Class R	(1,395,899)	(1,512,939)
Class Z	(13,130,850)	(14,734,706)
Class R6	(1,437,875)	(1,387,168)

	(64,832,087)	(69,896,379)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	16,875,870	29,248,811
Net asset value of shares issued in reinvestment of dividends and distributions	59,319,872	63,696,433
Cost of shares purchased	(148,427,469)	(148,286,792)

Net increase (decrease) in net assets from Fund share transactions	(72,231,727)	(55,341,548)

Total increase (decrease)	40,104,533	(101,496,230)

Net Assets:
Beginning of year	688,126,684	789,622,914

End of year	$728,231,217	$688,126,684

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.12	$12.96		$15.39	$12.40	$14.45
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.33		0.25	0.25	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.84	(0.01	)(b)	(1.88)	3.90	(0.70)
Total from investment operations	3.19	0.32		(1.63)	4.15	(0.44)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.34)		(0.23)	(0.25)	(0.29)
Distributions from net realized gains	(0.82)	(0.82)		(0.57)	(0.91)	(1.32)
Total dividends and distributions	(1.17)	(1.16)		(0.80)	(1.16)	(1.61)
Net asset value, end of year	$14.14	$12.12		$12.96	$15.39	$12.40
Total Return(c):	27.48%	2.22%		(11.04)%	34.94%	(3.76)%

Ratios/Supplemental Data:
Net assets, end of year(in millions)	$543	$501		$558	$690	$518
Average net assets (in millions)	$544	$562		$633	$653	$544
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.16%	1.17%		1.15%	1.14%	1.15%
Expenses before waivers and/or expense reimbursement	1.21%	1.22%		1.20%	1.19%	1.20%
Net investment income (loss)	2.60%	2.55%		1.72%	1.72%	1.98%
Portfolio turnover rate(e)	6%	11%		19%	12%	97%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 11

PGIM Jennison Global Equity Income Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.38	$11.26	$13.48	$10.99	$12.99
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.19	0.11	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.40	- (b)	(1.62)	3.44	(0.62)
Total from investment operations	2.59	0.19	(1.51)	3.57	(0.46)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.14)	(0.17)	(0.22)
Distributions from net realized gains	(0.82)	(0.82)	(0.57)	(0.91)	(1.32)
Total dividends and distributions	(1.07)	(1.07)	(0.71)	(1.08)	(1.54)
Net asset value, end of year	$11.90	$10.38	$11.26	$13.48	$10.99
Total Return(c):	26.21%	1.38%	(11.71)%	33.98%	(4.46)%

Ratios/Supplemental Data:
Net assets, end of year(in millions)	$13	$18	$36	$71	$151
Average net assets (in millions)	$15	$27	$53	$105	$221
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.10%	2.04%	1.94%	1.88%	1.87%
Expenses before waivers and/or expense reimbursement	2.10%	2.04%	1.94%	1.88%	1.87%
Net investment income (loss)	1.70%	1.69%	0.92%	1.02%	1.37%
Portfolio turnover rate(e)	6%	11%	19%	12%	97%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Financial Highlights (continued)

Class R Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.13	$12.96	$15.39	$12.40	$14.45
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.29	0.20	0.21	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.84	- (b)	(1.87)	3.90	(0.70)
Total from investment operations	3.14	0.29	(1.67)	4.11	(0.48)
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.30)	(0.19)	(0.21)	(0.25)
Distributions from net realized gains	(0.82)	(0.82)	(0.57)	(0.91)	(1.32)
Total dividends and distributions	(1.13)	(1.12)	(0.76)	(1.12)	(1.57)
Net asset value, end of year	$14.14	$12.13	$12.96	$15.39	$12.40
Total Return(c):	27.00%	1.99%	(11.32)%	34.53%	(4.07)%

Ratios/Supplemental Data:
Net assets, end of year(in millions)	$17	$15	$18	$23	$20
Average net assets (in millions)	$17	$17	$21	$23	$23
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.51%	1.47%	1.46%	1.45%	1.49%
Expenses before waivers and/or expense reimbursement	1.76%	1.72%	1.71%	1.70%	1.74%
Net investment income (loss)	2.26%	2.26%	1.42%	1.42%	1.69%
Portfolio turnover rate(e)	6%	11%	19%	12%	97%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 13

PGIM Jennison Global Equity Income Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.11	$12.95		$15.37	$12.39	$14.44
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.37		0.29	0.29	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.84	(0.01	)(b)	(1.87)	3.89	(0.70)
Total from investment operations	3.22	0.36		(1.58)	4.18	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.38)		(0.27)	(0.29)	(0.33)
Distributions from net realized gains	(0.82)	(0.82)		(0.57)	(0.91)	(1.32)
Total dividends and distributions	(1.21)	(1.20)		(0.84)	(1.20)	(1.65)
Net asset value, end of year	$14.12	$12.11		$12.95	$15.37	$12.39
Total Return(c):	27.76%	2.52%		(10.73)%	35.26%	(3.49)%

Ratios/Supplemental Data:
Net assets, end of year(in millions)	$142	$138		$165	$214	$197
Average net assets (in millions)	$144	$159		$194	$215	$249
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89%	0.89%		0.87%	0.87%	0.88%
Expenses before waivers and/or expense reimbursement	0.89%	0.89%		0.87%	0.87%	0.88%
Net investment income (loss)	2.87%	2.83%		2.01%	2.00%	2.31%
Portfolio turnover rate(e)	6%	11%		19%	12%	97%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.14	$12.98		$15.41	$12.42	$14.47
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.40		0.29	0.28	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.84	(0.03	)(b)	(1.86)	3.92	(0.68)
Total from investment operations	3.24	0.37		(1.57)	4.20	(0.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.39)		(0.29)	(0.30)	(0.34)
Distributions from net realized gains	(0.82)	(0.82)		(0.57)	(0.91)	(1.32)
Total dividends and distributions	(1.22)	(1.21)		(0.86)	(1.21)	(1.66)
Net asset value, end of year	$14.16	$12.14		$12.98	$15.41	$12.42
Total Return(c):	27.89%	2.60%		(10.70)%	35.33%	(3.39)%

Ratios/Supplemental Data:
Net assets, end of year(in millions)	$14	$16		$13	$13	$4
Average net assets (in millions)	$15	$18		$13	$9	$3
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80%	0.80%		0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	0.89%	0.85%		0.86%	0.93%	1.23%
Net investment income (loss)	2.97%	3.06%		2.07%	1.90%	2.26%
Portfolio turnover rate(e)	6%	11%		19%	12%	97%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Equity Income Fund 15

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 99.5%

Aerospace & Defense 1.3%

Howmet Aerospace, Inc.	4,100	$408,852
L3Harris Technologies, Inc.	5,000	1,237,350
Textron, Inc.	8,100	651,402

		2,297,604

Automobile Components 1.4%

Aptiv PLC*	18,400	1,045,672
BorgWarner, Inc.	28,600	961,818
Lear Corp.	5,600	536,256

		2,543,746

Banks 2.0%

Bank OZK	7,400	323,750
Columbia Banking System, Inc.	8,100	230,931
East West Bancorp, Inc.	9,300	906,657
Fifth Third Bancorp	4,133	180,529
M&T Bank Corp.	3,100	603,508
Regions Financial Corp.	42,500	1,014,475
Zions Bancorp NA	6,800	354,008

		3,613,858

Beverages 0.6%

Molson Coors Beverage Co. (Class B Stock)	21,100	1,149,317

Biotechnology 3.4%

Alnylam Pharmaceuticals, Inc.*	3,500	933,065
Biogen, Inc.*	6,500	1,131,000
BioMarin Pharmaceutical, Inc.*	3,700	243,793
Catalyst Pharmaceuticals, Inc.*	15,000	327,000
Incyte Corp.*	16,600	1,230,392
Kiniksa Pharmaceuticals International PLC*	13,600	307,224
Myriad Genetics, Inc.*	4,500	98,820
Natera, Inc.*	3,800	459,648
United Therapeutics Corp.*	3,400	1,271,498

		6,002,440

Broadline Retail 0.7%

Dillard’s, Inc. (Class A Stock)	200	74,304

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Broadline Retail (cont’d.)

eBay, Inc.	17,900	$1,029,429
Nordstrom, Inc.	4,500	101,745

		1,205,478

Building Products 1.6%

Allegion PLC	3,000	418,890
Apogee Enterprises, Inc.	1,600	119,744
Armstrong World Industries, Inc.	1,200	167,460
Builders FirstSource, Inc.*	5,900	1,011,260
Carlisle Cos., Inc.	300	126,669
Owens Corning	5,800	1,025,382

		2,869,405

Capital Markets 5.5%

Affiliated Managers Group, Inc.	2,800	542,920
Bank of New York Mellon Corp. (The)	28,500	2,147,760
Janus Henderson Group PLC	25,200	1,041,012
Northern Trust Corp.	11,400	1,145,928
Raymond James Financial, Inc.	6,200	918,964
SEI Investments Co.	3,200	239,232
State Street Corp.	17,600	1,633,280
Stifel Financial Corp.	2,300	238,326
T. Rowe Price Group, Inc.	6,800	747,048
Virtu Financial, Inc. (Class A Stock)	27,500	851,400
XP, Inc. (Brazil) (Class A Stock)	17,300	302,058

		9,807,928

Chemicals 3.4%

Celanese Corp.	2,400	302,328
CF Industries Holdings, Inc.	16,000	1,315,680
DuPont de Nemours, Inc.	14,300	1,186,757
Eastman Chemical Co.	7,100	746,139
International Flavors & Fragrances, Inc.	1,200	119,316
LyondellBasell Industries NV (Class A Stock)	15,500	1,346,175
Mosaic Co. (The)	37,300	998,148

		6,014,543

Commercial Services & Supplies 0.8%

Cimpress PLC (Ireland)*	3,200	220,832

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 17

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)

Interface, Inc.	20,500	$358,135
Steelcase, Inc. (Class A Stock)	28,200	339,246
Tetra Tech, Inc.	1,700	83,096
Vestis Corp.	26,800	362,336

		1,363,645

Communications Equipment 0.6%

F5, Inc.*	4,900	1,146,012

Construction & Engineering 0.4%

MDU Resources Group, Inc.	27,400	790,490

Consumer Finance 1.4%

PROG Holdings, Inc.	2,400	104,808
SLM Corp.	39,600	872,388
Synchrony Financial	28,000	1,543,920

		2,521,116

Consumer Staples Distribution & Retail 1.3%

Dollar General Corp.	5,800	464,232
Kroger Co. (The)	31,600	1,762,332

		2,226,564

Containers & Packaging 2.1%

Amcor PLC	42,800	476,364
Berry Global Group, Inc.	12,000	845,400
Crown Holdings, Inc.	2,900	271,295
Graphic Packaging Holding Co.	9,900	279,774
Sealed Air Corp.	7,200	260,496
Silgan Holdings, Inc.	16,500	853,710
Sonoco Products Co.	15,500	814,060

		3,801,099

Diversified Consumer Services 0.5%

ADT, Inc.	86,400	622,080
H&R Block, Inc.	3,600	215,028

		837,108

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities 2.6%

Entergy Corp.	3,600	$557,208
Evergy, Inc.	9,200	556,048
Exelon Corp.	29,300	1,151,490
FirstEnergy Corp.	12,300	514,509
NRG Energy, Inc.	14,600	1,319,840
PPL Corp.	1,000	32,560
Xcel Energy, Inc.	5,900	394,179

		4,525,834

Electrical Equipment 1.6%

Acuity Brands, Inc.	3,600	1,082,484
EnerSys	5,300	513,358
Hubbell, Inc.	200	85,406
nVent Electric PLC	15,700	1,170,749
Sensata Technologies Holding PLC	1,000	34,340

		2,886,337

Electronic Equipment, Instruments & Components 1.9%

Arrow Electronics, Inc.*	5,800	688,286
Avnet, Inc.	8,100	439,101
Coherent Corp.*	8,200	758,008
Jabil, Inc.	500	61,545
ScanSource, Inc.*	2,100	89,061
TD SYNNEX Corp.	4,900	565,215
Trimble, Inc.*	13,500	816,750

		3,417,966

Entertainment 0.9%

Electronic Arts, Inc.	3,600	543,060
Liberty Media Corp.-Liberty Live (Class C Stock)*	5,300	309,308
Playtika Holding Corp.	85,200	667,116

		1,519,484

Financial Services 2.6%

Corebridge Financial, Inc.	35,700	1,134,189
Equitable Holdings, Inc.	14,500	657,430
Euronet Worldwide, Inc.*	1,100	108,317
Fidelity National Information Services, Inc.	4,300	385,839
Global Payments, Inc.	3,400	352,614

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 19

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services (cont’d.)

Jackson Financial, Inc. (Class A Stock)	4,300	$429,785
MGIC Investment Corp.	40,600	1,016,624
Voya Financial, Inc.	6,000	481,800

		4,566,598

Food Products 2.9%

Bunge Global SA	11,700	983,034
Darling Ingredients, Inc.*	13,200	516,252
Dole PLC	39,500	637,925
General Mills, Inc.	4,000	272,080
Ingredion, Inc.	8,600	1,141,736
J.M. Smucker Co. (The)	4,000	454,040
Pilgrim’s Pride Corp.*(a)	21,200	1,026,928
Post Holdings, Inc.*	1,000	109,210
Seaboard Corp.	10	27,660

		5,168,865

Gas Utilities 1.1%

National Fuel Gas Co.	18,300	1,107,699
UGI Corp.	31,600	755,556

		1,863,255

Ground Transportation 0.3%

Ryder System, Inc.	3,641	532,606

Health Care Equipment & Supplies 0.9%

GE HealthCare Technologies, Inc.	600	52,410
Hologic, Inc.*	1,200	97,044
ResMed, Inc.	700	169,729
Solventum Corp.*	14,400	1,045,152
STERIS PLC	1,400	310,590

		1,674,925

Health Care Providers & Services 3.4%

Cardinal Health, Inc.	10,200	1,106,904
Centene Corp.*	22,200	1,382,172
DaVita, Inc.*	4,200	587,202
Quest Diagnostics, Inc.	3,400	526,422

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

Tenet Healthcare Corp.*	8,200	$1,271,164
Universal Health Services, Inc. (Class B Stock)	5,500	1,123,705

		5,997,569

Health Care REITs 0.0%

Omega Healthcare Investors, Inc.	1,100	46,717

Hotel & Resort REITs 0.6%

Host Hotels & Resorts, Inc.	39,500	680,980
Park Hotels & Resorts, Inc.	33,500	465,315

		1,146,295

Hotels, Restaurants & Leisure 2.7%

Carnival Corp.*	67,300	1,480,600
Dave & Buster’s Entertainment, Inc.*	3,300	121,869
El Pollo Loco Holdings, Inc.*	21,700	265,174
MGM Resorts International*	26,700	984,429
Royal Caribbean Cruises Ltd.	4,600	949,210
Travel + Leisure Co.	20,100	960,981

		4,762,263

Household Durables 2.0%

D.R. Horton, Inc.	700	118,300
Lennar Corp. (Class A Stock)	7,363	1,253,919
PulteGroup, Inc.	6,347	822,127
Toll Brothers, Inc.	8,733	1,278,860

		3,473,206

Household Products 0.2%

Reynolds Consumer Products, Inc.	11,400	307,230

Independent Power & Renewable Electricity Producers 0.6%

AES Corp. (The)	67,800	1,118,022

Insurance 6.3%

Aflac, Inc.	6,800	712,573
Allstate Corp. (The)	900	167,868
Arch Capital Group Ltd.*	16,200	1,596,672

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 21

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Arthur J. Gallagher & Co.	900	$253,080
Assurant, Inc.	2,500	479,250
Axis Capital Holdings Ltd.	10,200	798,252
Cincinnati Financial Corp.	3,700	521,071
CNA Financial Corp.	11,100	531,801
CNO Financial Group, Inc.	4,700	161,680
Everest Group Ltd.	700	248,927
Globe Life, Inc.	9,400	992,640
Hartford Financial Services Group, Inc. (The)	14,500	1,601,380
Loews Corp.	15,900	1,255,464
Reinsurance Group of America, Inc.	300	63,324
RenaissanceRe Holdings Ltd. (Bermuda)	2,100	551,040
Unum Group	17,800	1,142,404

		11,077,426

Interactive Media & Services 0.2%

Match Group, Inc.*	7,800	281,034

IT Services 3.1%

Akamai Technologies, Inc.*	10,800	1,091,664
Amdocs Ltd.	12,500	1,096,813
Cognizant Technology Solutions Corp. (Class A Stock)	21,900	1,633,521
DXC Technology Co.*	12,000	238,320
GoDaddy, Inc. (Class A Stock)*	4,000	667,200
Twilio, Inc. (Class A Stock)*	9,300	750,045

		5,477,563

Leisure Products 0.2%

Mattel, Inc.*	17,000	346,460

Life Sciences Tools & Services 2.4%

Agilent Technologies, Inc.	3,000	390,930
Avantor, Inc.*	49,700	1,111,789
IQVIA Holdings, Inc.*	6,800	1,399,576
Mettler-Toledo International, Inc.*	500	645,875
Revvity, Inc.	6,000	711,540

		4,259,710

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 3.1%

Allison Transmission Holdings, Inc.	11,200	$1,196,832
CNH Industrial NV	22,800	256,044
Cummins, Inc.	4,400	1,447,512
Dover Corp.	2,600	492,258
Pentair PLC	12,300	1,219,176
Westinghouse Air Brake Technologies Corp.	3,300	620,334
Xylem, Inc.	2,300	280,094

		5,512,250

Marine Transportation 0.1%

Costamare, Inc. (Monaco)	13,700	186,457

Media 2.0%

Charter Communications, Inc. (Class A Stock)*	4,600	1,507,006
Fox Corp. (Class A Stock)	8,500	357,000
Fox Corp. (Class B Stock)	14,100	549,336
Interpublic Group of Cos., Inc. (The)	2,900	85,260
Nexstar Media Group, Inc.	5,900	1,037,928

		3,536,530

Metals & Mining 1.0%

Reliance, Inc.	890	254,843
Steel Dynamics, Inc.	11,000	1,435,500

		1,690,343

Mortgage Real Estate Investment Trusts (REITs) 0.6%

Rithm Capital Corp.	93,600	991,224

Multi-Utilities 0.6%
Ameren Corp.	2,800	243,908
Black Hills Corp.	1,200	71,028
Consolidated Edison, Inc.	3,933	399,907
DTE Energy Co.	2,400	298,128

		1,012,971

Office REITs 0.3%

Highwoods Properties, Inc.	17,000	570,180

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 23

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 4.0%

APA Corp.	23,400	$552,240
Cheniere Energy, Inc.	4,900	937,762
Civitas Resources, Inc.	5,100	248,829
Coterra Energy, Inc.	34,800	832,416
Devon Energy Corp.	23,700	916,716
Diamondback Energy, Inc.	1,200	212,124
HF Sinclair Corp.	12,900	498,069
Kinder Morgan, Inc.	9,600	235,296
Matador Resources Co.	4,000	208,440
ONEOK, Inc.	2,300	222,824
Ovintiv, Inc.	16,600	650,720
Permian Resources Corp.	42,000	572,460
Williams Cos., Inc. (The)	18,300	958,371

		7,046,267

Passenger Airlines 2.5%

Alaska Air Group, Inc.*	23,400	1,121,094
Delta Air Lines, Inc.	28,800	1,647,936
United Airlines Holdings, Inc.*	20,700	1,619,982

		4,389,012

Personal Care Products 0.3%

Edgewell Personal Care Co.	12,600	440,370
Kenvue, Inc.	2,000	45,860

		486,230

Pharmaceuticals 2.5%

Harmony Biosciences Holdings, Inc.*	2,300	73,899
Jazz Pharmaceuticals PLC*	9,100	1,001,273
Organon & Co.	49,100	922,098
Royalty Pharma PLC (Class A Stock)	42,000	1,134,000
Viatris, Inc.	108,689	1,260,792

		4,392,062

Professional Services 1.1%

Genpact Ltd.	16,500	629,805

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services (cont’d.)

Leidos Holdings, Inc.	4,200	$769,272
SS&C Technologies Holdings, Inc.	7,200	503,496

		1,902,573

Real Estate Management & Development 1.4%

CBRE Group, Inc. (Class A Stock)*	10,900	1,427,573
Jones Lang LaSalle, Inc.*	4,000	1,083,840

		2,511,413

Residential REITs 1.0%

AvalonBay Communities, Inc.	1,900	421,059
Camden Property Trust	2,400	277,896
Equity Residential	7,500	527,775
Essex Property Trust, Inc.	1,900	539,334

		1,766,064

Retail REITs 0.9%

Brixmor Property Group, Inc.	4,300	115,885
Kimco Realty Corp.	5,500	130,460
Realty Income Corp.	2,713	161,071
Simon Property Group, Inc.	7,500	1,268,400

		1,675,816

Semiconductors & Semiconductor Equipment 1.6%

Cirrus Logic, Inc.*	8,700	955,434
GLOBALFOUNDRIES, Inc.*(a)	3,900	142,350
ON Semiconductor Corp.*	9,400	662,606
Qorvo, Inc.*	200	14,252
Skyworks Solutions, Inc.	11,400	998,412

		2,773,054

Software 3.1%

ACI Worldwide, Inc.*	500	24,600
Consensus Cloud Solutions, Inc.*	12,800	283,904
DocuSign, Inc.*	6,400	444,032
Dropbox, Inc. (Class A Stock)*	38,300	990,055
Gen Digital, Inc.	49,500	1,440,945
OneSpan, Inc.*	10,700	178,476

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 25

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Progress Software Corp.	6,900	$442,221
Tyler Technologies, Inc.*	500	302,795
Zoom Video Communications, Inc. (Class A Stock)*	18,700	1,397,638

		5,504,666

Specialized REITs 2.5%

Crown Castle, Inc.	9,200	988,908
Digital Realty Trust, Inc.	1,400	249,522
EPR Properties	16,000	725,920
Extra Space Storage, Inc.	2,600	424,580
Gaming & Leisure Properties, Inc.	8,400	421,596
Lamar Advertising Co. (Class A Stock)	400	52,800
SBA Communications Corp.	3,300	757,251
VICI Properties, Inc.	25,300	803,528

		4,424,105

Specialty Retail 2.5%

AutoNation, Inc.*	1,300	202,111
Bath & Body Works, Inc.	7,900	224,202
Best Buy Co., Inc.	14,200	1,284,106
Dick’s Sporting Goods, Inc.	1,800	352,350
Gap, Inc. (The)	49,400	1,026,038
Penske Automotive Group, Inc.	6,300	948,591
Ross Stores, Inc.	3,300	461,076

		4,498,474

Technology Hardware, Storage & Peripherals 2.4%

Hewlett Packard Enterprise Co.	79,200	1,543,608
HP, Inc.	42,300	1,502,496
NetApp, Inc.	9,800	1,130,038

		4,176,142

Textiles, Apparel & Luxury Goods 1.6%

Crocs, Inc.*	7,900	851,778
G-III Apparel Group Ltd.*	6,100	184,708
PVH Corp.	6,400	630,144
Ralph Lauren Corp.	3,500	692,755

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)

Tapestry, Inc.	4,500	$213,525
Under Armour, Inc. (Class C Stock)*	34,700	274,130

		2,847,040

Trading Companies & Distributors 0.9%

United Rentals, Inc.	1,900	1,544,320

TOTAL COMMON STOCKS (cost $151,018,351)		176,076,911

UNAFFILIATED EXCHANGE-TRADED FUND 0.3%
iShares Russell Mid-Cap Value ETF (cost $531,793)	4,100	534,968

TOTAL LONG-TERM INVESTMENTS (cost $151,550,144)		176,611,879

SHORT-TERM INVESTMENTS 1.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	993,654	993,654
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $1,120,585; includes $1,111,919 of cash collateral for securities on loan)(b)(wb)	1,121,163	1,120,602

TOTAL SHORT-TERM INVESTMENTS (cost $2,114,239)		2,114,256

TOTAL INVESTMENTS 101.0% (cost $153,664,383)		178,726,135
Liabilities in excess of other assets (1.0)%		(1,698,124)

NET ASSETS 100.0%		$177,028,011

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,099,006; cash collateral of $1,111,919 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 27

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 2,297,604	$—	$—
Automobile Components	2,543,746	—	—
Banks	3,613,858	—	—
Beverages	1,149,317	—	—
Biotechnology	6,002,440	—	—
Broadline Retail	1,205,478	—	—
Building Products	2,869,405	—	—
Capital Markets.	9,807,928	—	—
Chemicals	6,014,543	—	—
Commercial Services & Supplies	1,363,645	—	—
Communications Equipment	1,146,012	—	—
Construction & Engineering	790,490	—	—
Consumer Finance	2,521,116	—	—
Consumer Staples Distribution & Retail	2,226,564	—	—
Containers & Packaging	3,801,099	—	—
Diversified Consumer Services	837,108	—	—
Electric Utilities	4,525,834	—	—
Electrical Equipment	2,886,337	—	—
Electronic Equipment, Instruments & Components	3,417,966	—	—
Entertainment	1,519,484	—	—
Financial Services	4,566,598	—	—
Food Products	5,168,865	—	—
Gas Utilities	1,863,255	—	—
Ground Transportation	532,606	—	—
Health Care Equipment & Supplies	1,674,925	—	—
Health Care Providers & Services	5,997,569	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care REITs	$46,717	$—	$—
Hotel & Resort REITs	1,146,295	—	—
Hotels, Restaurants & Leisure	4,762,263	—	—
Household Durables	3,473,206	—	—
Household Products	307,230	—	—
Independent Power & Renewable Electricity Producers	1,118,022	—	—
Insurance	11,077,426	—	—
Interactive Media & Services	281,034	—	—
IT Services	5,477,563	—	—
Leisure Products	346,460	—	—
Life Sciences Tools & Services	4,259,710	—	—
Machinery	5,512,250	—	—
Marine Transportation	186,457	—	—
Media	3,536,530	—	—
Metals & Mining	1,690,343	—	—
Mortgage Real Estate Investment Trusts (REITs)	991,224	—	—
Multi-Utilities	1,012,971	—	—
Office REITs	570,180	—	—
Oil, Gas & Consumable Fuels	7,046,267	—	—
Passenger Airlines	4,389,012	—	—
Personal Care Products	486,230	—	—
Pharmaceuticals	4,392,062	—	—
Professional Services	1,902,573	—	—
Real Estate Management & Development	2,511,413	—	—
Residential REITs	1,766,064	—	—
Retail REITs	1,675,816	—	—
Semiconductors & Semiconductor Equipment	2,773,054	—	—
Software	5,504,666	—	—
Specialized REITs	4,424,105	—	—
Specialty Retail	4,498,474	—	—
Technology Hardware, Storage & Peripherals	4,176,142	—	—
Textiles, Apparel & Luxury Goods	2,847,040	—	—
Trading Companies & Distributors	1,544,320	—	—
Unaffiliated Exchange- Traded Fund	534,968	—	—
Short-Term Investments
Affiliated Mutual Funds	2,114,256	—	—

Total	$178,726,135	$—	$—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 29

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Insurance	6.3%
Capital Markets	5.5
Oil, Gas & Consumable Fuels	4.0
Chemicals	3.4
Biotechnology	3.4
Health Care Providers & Services	3.4
Machinery	3.1
Software	3.1
IT Services	3.1
Food Products	2.9
Hotels, Restaurants & Leisure	2.7
Financial Services	2.6
Electric Utilities	2.6
Specialty Retail	2.5
Specialized REITs	2.5
Pharmaceuticals	2.5
Passenger Airlines	2.5
Life Sciences Tools & Services	2.4
Technology Hardware, Storage & Peripherals	2.4
Containers & Packaging	2.1
Banks	2.0
Media	2.0
Household Durables	2.0
Electronic Equipment, Instruments & Components	1.9
Electrical Equipment	1.6
Building Products	1.6
Textiles, Apparel & Luxury Goods	1.6
Semiconductors & Semiconductor Equipment	1.6
Automobile Components	1.4
Consumer Finance	1.4
Real Estate Management & Development	1.4
Aerospace & Defense	1.3
Consumer Staples Distribution & Retail	1.3
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	1.2

Professional Services	1.1%
Gas Utilities	1.1
Residential REITs	1.0
Metals & Mining	1.0
Retail REITs	0.9
Health Care Equipment & Supplies	0.9
Trading Companies & Distributors	0.9
Entertainment	0.9
Commercial Services & Supplies	0.8
Broadline Retail	0.7
Beverages	0.6
Hotel & Resort REITs	0.6
Communications Equipment	0.6
Independent Power & Renewable Electricity Producers	0.6
Multi-Utilities	0.6
Mortgage Real Estate Investment Trusts (REITs)	0.6
Diversified Consumer Services	0.5
Construction & Engineering	0.4
Office REITs	0.3
Unaffiliated Exchange-Traded Fund	0.3
Ground Transportation	0.3
Personal Care Products	0.3
Leisure Products	0.2
Household Products	0.2
Interactive Media & Services	0.2
Marine Transportation	0.1
Health Care REITs	0.0 *

101.0
Liabilities in excess of other assets	(1.0)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Schedule of Investments (continued)

as of October 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,099,006	$(1,099,006)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 31

PGIM Quant Solutions Mid-Cap Value Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value, including securities on loan of $1,099,006:
Unaffiliated investments (cost $151,550,144)	$176,611,879
Affiliated investments (cost $2,114,239)	2,114,256
Dividends and interest receivable	77,353
Receivable for Fund shares sold	53,688
Tax reclaim receivable	1,640
Prepaid expenses	2,688

Total Assets	178,861,504

Liabilities
Payable to broker for collateral for securities on loan	1,111,919
Payable for investments purchased	414,205
Management fee payable	102,304
Accrued expenses and other liabilities	68,418
Payable for Fund shares purchased	68,204
Audit fee payable	26,715
Distribution fee payable	25,248
Affiliated transfer agent fee payable	15,310
Directors’ fees payable	1,170

Total Liabilities	1,833,493

Net Assets	$177,028,011

Net assets were comprised of:
Common stock, at par	$7,131
Paid-in capital in excess of par	179,157,360
Total distributable earnings (loss)	(2,136,480)

Net assets, October 31, 2024	$177,028,011

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A

Net asset value and redemption price per share, ($110,302,533 ÷ 4,456,492 shares of common stock issued and outstanding)	$24.75
Maximum sales charge (5.50% of offering price)	1.44

Maximum offering price to public	$26.19

Class C

Net asset value, offering price and redemption price per share, ($1,545,744 ÷ 76,323 shares of common stock issued and outstanding)	$20.25

Class R

Net asset value, offering price and redemption price per share, ($127,672 ÷ 5,119 shares of common stock issued and outstanding)	$24.94

Class Z

Net asset value, offering price and redemption price per share, ($29,676,429 ÷ 1,181,522 shares of common stock issued and outstanding)	$25.12

Class R2

Net asset value, offering price and redemption price per share, ($21,089 ÷ 845 shares of common stock issued and outstanding)	$24.95

Class R4

Net asset value, offering price and redemption price per share, ($197,866 ÷ 7,912 shares of common stock issued and outstanding)	$25.01

Class R6

Net asset value, offering price and redemption price per share, ($35,156,678 ÷ 1,402,708 shares of common stock issued and outstanding)	$25.06

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 33

PGIM Quant Solutions Mid-Cap Value Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,363 foreign withholding tax)	$4,990,821
Income from securities lending, net (including affiliated income of $11,330)	66,744
Affiliated dividend income	16,055

Total income	5,073,620

Expenses
Management fee	1,326,124
Distribution fee(a)	345,886
Shareholder servicing fees(a)	263
Transfer agent’s fees and expenses (including affiliated expense of $91,270)(a)	235,792
Registration fees(a)	58,446
Custodian and accounting fees	50,096
Shareholders’ reports	40,745
Professional fees	36,552
Audit fee	26,712
Directors’ fees	12,012
Miscellaneous	31,356

Total expenses	2,163,984
Less: Fee waiver and/or expense reimbursement(a)	(272,086)
Distribution fee waiver(a)	(54,670)

Net expenses	1,837,228

Net investment income (loss)	3,236,392

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $7,400)	22,686,823
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(7,571))	23,835,671

Net gain (loss) on investment transactions	46,522,494

Net Increase (Decrease) In Net Assets Resulting From Operations	$49,758,886

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	325,904	18,875	1,058	—	49	—	—
Shareholder servicing fees	—	—	—	—	8	255	—
Transfer agent’s fees and expenses	181,558	9,029	381	37,808	154	437	6,425
Registration fees	15,227	9,311	5,754	9,177	4,512	4,512	9,953
Fee waiver and/or expense reimbursement	(148,997)	(16,205)	(5,974)	(31,545)	(4,645)	(4,677)	(60,043)
Distribution fee waiver	(54,317)	—	(353)	—	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,236,392	$3,738,085
Net realized gain (loss) on investment transactions	22,686,823	(4,974,177)
Net change in unrealized appreciation (depreciation) on investments	23,835,671	(6,616,256)

Net increase (decrease) in net assets resulting from operations	49,758,886	(7,852,348)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,061,733)	(1,802,402)
Class C	(33,900)	(50,363)
Class R	(3,022)	(2,287)
Class Z	(632,208)	(611,646)
Class R2	(340)	(605)
Class R4	(7,294)	(28,080)
Class R6	(990,268)	(1,064,261)

	(3,728,765)	(3,559,644)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	10,066,700	14,442,458
Net asset value of shares issued in reinvestment of dividends and distributions	3,619,090	3,434,799
Cost of shares purchased	(46,253,336)	(50,564,848)

Net increase (decrease) in net assets from Fund share transactions	(32,567,546)	(32,687,591)

Total increase (decrease)	13,462,575	(44,099,583)

Net Assets:

Beginning of year	163,565,436	207,665,019

End of year	$177,028,011	$163,565,436

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 35

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.11	$20.46	$22.40	$13.95	$17.83
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.37	0.31	0.23	0.29
Net realized and unrealized gain (loss) on investment transactions	5.68	(1.39)	(1.98)	8.52	(3.75)
Total from investment operations	6.06	(1.02)	(1.67)	8.75	(3.46)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.33)	(0.27)	(0.30)	(0.42)
Net asset value, end of year	$24.75	$19.11	$20.46	$22.40	$13.95
Total Return(b):	32.01%	(5.05)%	(7.51)%	63.44%	(20.02)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$110,303	$95,179	$111,871	$128,832	$96,607
Average net assets (000)	$108,635	$109,356	$122,783	$123,830	$125,104
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.13%	1.13%	1.13%	1.13%	1.14%
Expenses before waivers and/or expense reimbursement	1.32%	1.36%	1.33%	1.33%	1.39%
Net investment income (loss)	1.65%	1.77%	1.42%	1.13%	1.96%
Portfolio turnover rate(d)	97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.72	$16.89	$18.55	$11.63	$14.94
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.18	0.12	0.05	0.15
Net realized and unrealized gain (loss) on investment transactions	4.65	(1.15)	(1.64)	7.10	(3.16)
Total from investment operations	4.82	(0.97)	(1.52)	7.15	(3.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.20)	(0.14)	(0.23)	(0.30)
Net asset value, end of year	$20.25	$15.72	$16.89	$18.55	$11.63
Total Return(b):	30.90%	(5.83)%	(8.24)%	62.09%	(20.65)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,546	$2,147	$4,527	$7,641	$6,823
Average net assets (000)	$1,887	$3,424	$6,293	$8,011	$10,577
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95%	1.95%	1.95%	1.95%	1.96%
Expenses before waivers and/or expense reimbursement	2.81%	2.41%	2.26%	2.15%	2.19%
Net investment income (loss)	0.92%	1.05%	0.68%	0.33%	1.17%
Portfolio turnover rate(d)	97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 37

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (continued)

Class R Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.26	$20.61	$22.56	$14.06	$17.96
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.28	0.26	0.18	0.24
Net realized and unrealized gain (loss) on investment transactions	5.71	(1.37)	(2.01)	8.58	(3.78)
Total from investment operations	6.03	(1.09)	(1.75)	8.76	(3.54)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.26)	(0.20)	(0.26)	(0.36)
Net asset value, end of year	$24.94	$19.26	$20.61	$22.56	$14.06
Total Return(b):	31.57%	(5.34)%	(7.79)%	62.86%	(20.23)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$128	$164	$182	$352	$298
Average net assets (000)	$141	$144	$292	$414	$386
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.45%	1.45%	1.45%	1.45%	1.46%
Expenses before waivers and/or expense reimbursement	5.93%	5.20%	4.08%	3.57%	4.44%
Net investment income (loss)	1.41%	1.35%	1.18%	0.87%	1.58%
Portfolio turnover rate(d)	97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.39	$20.75	$22.71	$14.14	$18.06
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.43	0.39	0.28	0.35
Net realized and unrealized gain (loss) on investment transactions	5.76	(1.41)	(2.02)	8.63	(3.80)
Total from investment operations	6.20	(0.98)	(1.63)	8.91	(3.45)
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.38)	(0.33)	(0.34)	(0.47)
Net asset value, end of year	$25.12	$19.39	$20.75	$22.71	$14.14
Total Return(b):	32.32%	(4.79)%	(7.26)%	63.81%	(19.75)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$29,676	$26,636	$34,193	$65,489	$44,469
Average net assets (000)	$29,616	$31,753	$49,899	$64,701	$86,918
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	0.89%	0.89%	0.87%	0.88%
Expenses before waivers and/or expense reimbursement	1.00%	0.99%	0.97%	0.95%	0.96%
Net investment income (loss)	1.90%	2.03%	1.77%	1.37%	2.29%
Portfolio turnover rate(d)	97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 39

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.26	$20.62	$22.56	$14.05	$17.95
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.41	0.29	0.21	0.29
Net realized and unrealized gain (loss) on investment transactions	5.74	(1.46)	(1.98)	8.59	(3.79)
Total from investment operations	6.09	(1.05)	(1.69)	8.80	(3.50)
Less Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.31)	(0.25)	(0.29)	(0.40)
Net asset value, end of year	$24.95	$19.26	$20.62	$22.56	$14.05
Total Return(b):	31.87%	(5.16)%	(7.55)%	63.25%	(20.07)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$21	$12	$40	$44	$33
Average net assets (000)	$20	$26	$43	$44	$36
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	1.23%	1.23%	1.23%	1.24%
Expenses before waivers and/or expense reimbursement	25.02%	16.92%	13.29%	13.76%	42.28%
Net investment income (loss)	1.50%	1.97%	1.32%	1.02%	1.91%
Portfolio turnover rate(d)	97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.30	$20.67	$22.62	$14.08	$17.99
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.43	0.35	0.25	0.30
Net realized and unrealized gain (loss) on investment transactions	5.72	(1.44)	(2.00)	8.61	(3.77)
Total from investment operations	6.16	(1.01)	(1.65)	8.86	(3.47)
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.36)	(0.30)	(0.32)	(0.44)
Net asset value, end of year	$25.01	$19.30	$20.67	$22.62	$14.08
Total Return(b):	32.23%	(4.94)%	(7.34)%	63.70%	(19.89)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$198	$313	$1,579	$1,778	$2,761
Average net assets (000)	$369	$1,455	$1,706	$2,631	$2,859
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98%	0.98%	0.98%	0.98%	0.99%
Expenses before waivers and/or expense reimbursement	2.25%	1.39%	1.33%	1.29%	1.62%
Net investment income (loss)	1.89%	2.05%	1.59%	1.28%	2.00%
Portfolio turnover rate(d)	97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Value Fund 41

PGIM Quant Solutions Mid-Cap Value Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.35	$20.71	$22.66	$14.10	$18.01
Income (loss) from investment operations:
Net investment income (loss)	0.48	0.46	0.41	0.31	0.40
Net realized and unrealized gain (loss) on investment transactions	5.73	(1.40)	(2.00)	8.61	(3.82)
Total from investment operations	6.21	(0.94)	(1.59)	8.92	(3.42)
Less Dividends and Distributions:
Dividends from net investment income	(0.50)	(0.42)	(0.36)	(0.36)	(0.49)
Net asset value, end of year	$25.06	$19.35	$20.71	$22.66	$14.10
Total Return(b):	32.47%	(4.63)%	(7.10)%	64.08%	(19.68)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$35,157	$39,113	$55,273	$67,320	$39,149
Average net assets (000)	$40,994	$49,175	$65,489	$58,904	$67,073
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73%	0.73%	0.73%	0.73%	0.74%
Expenses before waivers and/or expense reimbursement	0.88%	0.86%	0.85%	0.85%	0.86%
Net investment income (loss)	2.09%	2.20%	1.84%	1.52%	2.54%
Portfolio turnover rate(d)	97%	70%	67%	81%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 10 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Global Equity Income Fund and PGIM Quant Solutions Mid-Cap Value Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Global Equity Income Fund (“Jennison Global Equity Income”)	to seek income and capital appreciation
PGIM Quant Solutions Mid-Cap Value Fund (“Quant Solutions Mid-Cap Value”)	to seek capital growth

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or

Notes to Financial Statements (continued)

not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Notes to Financial Statements (continued)

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually.

Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Jennsion Global Equity Income
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Quant Solutions Mid-Cap Value
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Notes to Financial Statements (continued)

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Jennison Global Equity Income	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)

Quant Solutions Mid-Cap Value	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Global Equity Income	0.745% of average daily net assets up to $500 million; 0.730% of average daily net assets up over $500 million to $1 billion; 0.625% of average daily net assets over $1 billion to $2.5 billion; 0.600% of average daily net assets over $2.5 billion to $7.5 billion; 0.580% of average daily net assets over $7.5 billion to $10 billion; 0.560% of average daily net assets over $10 billion.	0.74%

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Quant Solutions Mid-Cap Value	0.73% of average daily net assets to $1 billion; 0.71% of average daily net assets from $1 billion to $3 billion; 0.69% of average daily net assets from $3 billion to $5 billion; 0.67% of average daily net assets over $5 billion.	0.73%

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Global Equity Income - Class A	—%
Jennison Global Equity Income - Class C	—
Jennison Global Equity Income - Class R	—
Jennison Global Equity Income - Class Z	—
Jennison Global Equity Income - Class R6	0.80
Quant Solutions Mid-Cap Value - Class A	1.13
Quant Solutions Mid-Cap Value - Class C	1.95
Quant Solutions Mid-Cap Value - Class R	1.45
Quant Solutions Mid-Cap Value - Class Z	0.95
Quant Solutions Mid-Cap Value - Class R2	1.23
Quant Solutions Mid-Cap Value - Class R4	0.98
Quant Solutions Mid-Cap Value - Class R6	0.73

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C,

Notes to Financial Statements (continued)

Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Quant Solutions Mid-Cap Value Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Jennison Global Equity Income - Class A	0.30%	0.25%	N/A	%
Jennison Global Equity Income - Class C	1.00	1.00	N/A
Jennison Global Equity Income - Class R	0.75	0.50	N/A
Jennison Global Equity Income - Class Z	N/A	N/A	N/A
Jennison Global Equity Income - Class R6	N/A	N/A	N/A
Quant Solutions Mid-Cap Value - Class A	0.30	0.25	N/A
Quant Solutions Mid-Cap Value - Class C	1.00	1.00	N/A
Quant Solutions Mid-Cap Value - Class R	0.75	0.50	N/A
Quant Solutions Mid-Cap Value - Class Z	N/A	N/A	N/A
Quant Solutions Mid-Cap Value - Class R2	0.25	0.25	0.10
Quant Solutions Mid-Cap Value - Class R4	N/A	N/A	0.10
Quant Solutions Mid-Cap Value - Class R6	N/A	N/A	N/A

The RIC, on behalf of Jennison Global Equity Income, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended October 31, 2024, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Global Equity Income	$2,090

For the year ended October 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Global Equity Income - Class A	$79,553	$ 10

Jennison Global Equity Income - Class C	—	983
Quant Solutions Mid-Cap Value - Class A	18,479	—

Quant Solutions Mid-Cap Value - Class C	—	98

PGIM Investments, PGIM Quantitative Solutions, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common

Notes to Financial Statements (continued)

directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Global Equity Income	$45,617,567	$174,706,996
Quant Solutions Mid-Cap Value	175,308,811	208,150,442

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

Jennison Global Equity Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$ —	$ 96,342,340	$ 85,296,683	$ —	$ —	$11,045,657	11,045,657	$139,285

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
8,927,387	128,114,013	137,035,746	(571)	(5,083)	—	—	53,321	(2)
$8,927,387	$224,456,353	$222,332,429	$(571)	$(5,083)	$11,045,657		$192,606

Quant Solutions Mid-Cap Value:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$237,876	$19,030,294	$18,274,516	$ —	$—	$993,654	993,654	$16,055

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
7,029,536	54,061,887	59,970,650	(7,571)	7,400	1,120,602	1,121,163	11,330	(2)
$7,267,412	$73,092,181	$78,245,166	$(7,571)	$7,400	$2,114,256		$27,385

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Global Equity Income	$19,136,888	$45,695,199	$—	$64,832,087
Quant Solutions Mid-Cap Value	3,728,765	—	—	3,728,765

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Global Equity Income	$20,876,550	$49,019,829	$—	$69,896,379
Quant Solutions Mid-Cap Value	3,559,644	—	—	3,559,644

For the year ended October 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Global Equity Income	$1,283,968	$21,659,446
Quant Solutions Mid-Cap Value	2,098,254	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of October 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Global Equity Income	$512,671,101	$233,656,132	$(21,674,858)	$211,981,274
Quant Solutions Mid-Cap Value	154,832,576	29,754,016	(5,860,457)	23,893,559

The differences between GAAP and tax basis were primarily due to deferred losses on wash sales, corporate spinoff adjustment and investment in partnerships.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period.

Notes to Financial Statements (continued)

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Jennison Global Equity Income	$—	$—

Quant Solutions Mid-Cap Value	28,128,000	20,089,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Jennison Global Equity Income Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. The Quant Solutions Mid-Cap Value Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,500,000,000 shares of capital stock, $0.001 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares

Jennison Global Equity Income - Class A	400,000,000

Jennison Global Equity Income - Class B	20,000,000

Jennison Global Equity Income - Class C	300,000,000

Fund	Number of Shares

Jennison Global Equity Income - Class R	75,000,000

Jennison Global Equity Income - Class Z	1,250,000,000

Jennison Global Equity Income - Class T	650,000,000

Jennison Global Equity Income - Class R6	75,000,000

Quant Solutions Mid-Cap Value - Class A	100,000,000

Quant Solutions Mid-Cap Value - Class B	5,000,000

Quant Solutions Mid-Cap Value - Class C	30,000,000

Quant Solutions Mid-Cap Value - Class R	75,000,000

Quant Solutions Mid-Cap Value - Class Z	190,000,000

Quant Solutions Mid-Cap Value - Class T	75,000,000

Quant Solutions Mid-Cap Value - Class R2	75,000,000

Quant Solutions Mid-Cap Value - Class R4	75,000,000

Quant Solutions Mid-Cap Value - Class R6	175,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Jennison Global Equity Income–Class A	23,721	0.1%

Quant Solutions Mid-Cap Value–Class A	13,680	0.3

Quant Solutions Mid-Cap Value–Class Z	12,548	1.1

Quant Solutions Mid-Cap Value–Class R2	535	63.3

Quant Solutions Mid-Cap Value–Class R4	543	6.9

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Jennison Global Equity Income	—	—%

Quant Solutions Mid-Cap Value	—	—

Unaffiliated:

Jennison Global Equity Income	8	61.6

Quant Solutions Mid-Cap Value	5	49.8

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Jennison Global Equity Income:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	638,492	$8,415,464
Shares issued in reinvestment of dividends and distributions	3,423,927	43,961,671
Shares purchased	(7,184,616)	(95,895,536)
Net increase (decrease) in shares outstanding before conversion	(3,122,197)	(43,518,401)
Shares issued upon conversion from other share class(es)	513,992	6,850,085
Shares purchased upon conversion into other share class(es)	(290,292)	(3,925,396)
Net increase (decrease) in shares outstanding	(2,898,497)	$(40,593,712)

Year ended October 31, 2023:
Shares sold	741,569	$9,596,929
Shares issued in reinvestment of dividends and distributions	3,597,706	45,783,278
Shares purchased	(6,968,717)	(90,802,596)
Net increase (decrease) in shares outstanding before conversion	(2,629,442)	(35,422,389)
Shares issued upon conversion from other share class(es)	1,272,438	16,744,923
Shares purchased upon conversion into other share class(es)	(377,479)	(4,937,200)
Net increase (decrease) in shares outstanding	(1,734,483)	$(23,614,666)

Class C
Year ended October 31, 2024:
Shares sold	43,800	$493,412
Shares issued in reinvestment of dividends and distributions	140,695	1,520,581
Shares purchased	(304,739)	(3,399,032)
Net increase (decrease) in shares outstanding before conversion	(120,244)	(1,385,039)
Shares purchased upon conversion into other share class(es)	(514,541)	(5,793,448)
Net increase (decrease) in shares outstanding	(634,785)	$(7,178,487)

Year ended October 31, 2023:
Shares sold	104,059	$1,181,664
Shares issued in reinvestment of dividends and distributions	253,019	2,763,828
Shares purchased	(482,895)	(5,437,807)
Net increase (decrease) in shares outstanding before conversion	(125,817)	(1,492,315)
Shares purchased upon conversion into other share class(es)	(1,332,603)	(15,093,200)
Net increase (decrease) in shares outstanding	(1,458,420)	$(16,585,515)

Jennison Global Equity Income (cont’d.):

Share Class	Shares	Amount

Class R
Year ended October 31, 2024:
Shares sold	32,142	$426,611
Shares issued in reinvestment of dividends and distributions	108,759	1,395,899
Shares purchased	(218,373)	(2,954,173)
Net increase (decrease) in shares outstanding	(77,472)	$(1,131,663)

Year ended October 31, 2023:
Shares sold	47,833	$620,493
Shares issued in reinvestment of dividends and distributions	118,837	1,512,939
Shares purchased	(293,692)	(3,835,182)
Net increase (decrease) in shares outstanding	(127,022)	$(1,701,750)

Class Z
Year ended October 31, 2024:
Shares sold	438,349	$5,786,301
Shares issued in reinvestment of dividends and distributions	859,356	11,023,093
Shares purchased	(2,813,994)	(37,312,610)
Net increase (decrease) in shares outstanding before conversion	(1,516,289)	(20,503,216)
Shares issued upon conversion from other share class(es)	284,212	3,832,442
Shares purchased upon conversion into other share class(es)	(107,031)	(1,449,572)
Net increase (decrease) in shares outstanding	(1,339,108)	$(18,120,346)

Year ended October 31, 2023:
Shares sold	532,345	$6,876,146
Shares issued in reinvestment of dividends and distributions	964,696	12,256,013
Shares purchased	(3,019,804)	(39,238,502)
Net increase (decrease) in shares outstanding before conversion	(1,522,763)	(20,106,343)
Shares issued upon conversion from other share class(es)	384,377	5,021,002
Shares purchased upon conversion into other share class(es)	(228,930)	(2,985,637)
Net increase (decrease) in shares outstanding	(1,367,316)	$(18,070,978)

Class R6
Year ended October 31, 2024:
Shares sold	132,700	$1,754,082
Shares issued in reinvestment of dividends and distributions	110,394	1,418,628
Shares purchased	(667,118)	(8,866,118)
Net increase (decrease) in shares outstanding before conversion	(424,024)	(5,693,408)
Shares issued upon conversion from other share class(es)	34,738	485,889
Net increase (decrease) in shares outstanding	(389,286)	$(5,207,519)

Notes to Financial Statements (continued)

Jennison Global Equity Income (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	839,508	$10,973,579
Shares issued in reinvestment of dividends and distributions	108,082	1,380,375
Shares purchased	(688,311)	(8,972,705)
Net increase (decrease) in shares outstanding before conversion	259,279	3,381,249
Shares issued upon conversion from other share class(es)	95,977	1,250,112
Net increase (decrease) in shares outstanding	355,256	$4,631,361

Quant Solutions Mid-Cap Value:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	112,308	$2,588,484
Shares issued in reinvestment of dividends and distributions	90,378	1,972,049
Shares purchased	(712,179)	(16,284,848)
Net increase (decrease) in shares outstanding before conversion	(509,493)	(11,724,315)
Shares issued upon conversion from other share class(es)	33,621	756,084
Shares purchased upon conversion into other share class(es)	(47,370)	(1,108,599)
Net increase (decrease) in shares outstanding	(523,242)	$(12,076,830)

Year ended October 31, 2023:
Shares sold	195,331	$4,096,563
Shares issued in reinvestment of dividends and distributions	85,726	1,715,379
Shares purchased	(810,223)	(16,739,623)
Net increase (decrease) in shares outstanding before conversion	(529,166)	(10,927,681)
Shares issued upon conversion from other share class(es)	82,238	1,713,659
Shares purchased upon conversion into other share class(es)	(39,826)	(815,148)
Net increase (decrease) in shares outstanding	(486,754)	$(10,029,170)

Class C
Year ended October 31, 2024:
Shares sold	1,856	$34,767
Shares issued in reinvestment of dividends and distributions	1,861	33,455
Shares purchased	(20,847)	(388,283)
Net increase (decrease) in shares outstanding before conversion	(17,130)	(320,061)
Shares purchased upon conversion into other share class(es)	(43,132)	(799,046)
Net increase (decrease) in shares outstanding	(60,262)	$(1,119,107)

Quant Solutions Mid-Cap Value (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	12,003	$211,293
Shares issued in reinvestment of dividends and distributions	3,019	50,062
Shares purchased	(49,951)	(849,293)
Net increase (decrease) in shares outstanding before conversion	(34,929)	(587,938)
Shares purchased upon conversion into other share class(es)	(96,525)	(1,661,420)
Net increase (decrease) in shares outstanding	(131,454)	$(2,249,358)

Class R
Year ended October 31, 2024:
Shares sold	858	$20,088
Shares issued in reinvestment of dividends and distributions	137	3,022
Shares purchased	(4,407)	(99,309)
Net increase (decrease) in shares outstanding	(3,412)	$(76,199)

Year ended October 31, 2023:
Shares sold	3,385	$68,380
Shares issued in reinvestment of dividends and distributions	113	2,287
Shares purchased	(3,783)	(83,632)
Net increase (decrease) in shares outstanding	(285)	$(12,965)

Class Z

Year ended October 31, 2024:
Shares sold	68,683	$1,626,307
Shares issued in reinvestment of dividends and distributions	28,035	619,288
Shares purchased	(331,509)	(7,711,871)
Net increase (decrease) in shares outstanding before conversion	(234,791)	(5,466,276)
Shares issued upon conversion from other share class(es)	44,385	1,052,731
Shares purchased upon conversion into other share class(es)	(1,813)	(44,552)
Net increase (decrease) in shares outstanding	(192,219)	$(4,458,097)

Year ended October 31, 2023:
Shares sold	121,577	$2,550,308
Shares issued in reinvestment of dividends and distributions	29,721	602,139
Shares purchased	(455,000)	(9,475,172)
Net increase (decrease) in shares outstanding before conversion	(303,702)	(6,322,725)
Shares issued upon conversion from other share class(es)	34,115	706,692
Shares purchased upon conversion into other share class(es)	(4,135)	(86,997)
Net increase (decrease) in shares outstanding	(273,722)	$(5,703,030)

Notes to Financial Statements (continued)

Quant Solutions Mid-Cap Value (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended October 31, 2024:
Shares sold	260	$5,633
Shares issued in reinvestment of dividends and distributions	15	340
Shares purchased	(56)	(1,305)
Net increase (decrease) in shares outstanding	219	$4,668

Year ended October 31, 2023:
Shares sold	146	$3,039
Shares issued in reinvestment of dividends and distributions	30	605
Shares purchased	(1,498)	(30,615)
Net increase (decrease) in shares outstanding	(1,322)	$(26,971)

Class R4
Year ended October 31, 2024:
Shares sold	1,449	$33,548
Shares issued in reinvestment of dividends and distributions	133	2,914
Shares purchased	(9,903)	(247,884)
Net increase (decrease) in shares outstanding	(8,321)	$(211,422)

Year ended October 31, 2023:
Shares sold	18,557	$375,292
Shares issued in reinvestment of dividends and distributions	104	2,090
Shares purchased	(78,817)	(1,659,044)
Net increase (decrease) in shares outstanding	(60,156)	$(1,281,662)

Class R6

Year ended October 31, 2024:
Shares sold	251,698	$5,757,873
Shares issued in reinvestment of dividends and distributions	44,869	988,022
Shares purchased	(921,622)	(21,519,836)
Net increase (decrease) in shares outstanding before conversion	(625,055)	(14,773,941)
Shares issued upon conversion from other share class(es)	6,013	144,653
Shares purchased upon conversion into other share class(es)	(57)	(1,271)
Net increase (decrease) in shares outstanding	(619,099)	$(14,630,559)

Quant Solutions Mid-Cap Value (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	343,766	$7,137,583
Shares issued in reinvestment of dividends and distributions	52,612	1,062,237
Shares purchased	(1,049,674)	(21,727,469)
Net increase (decrease) in shares outstanding before conversion	(653,296)	(13,527,649)
Shares issued upon conversion from other share class(es)	7,178	149,516
Shares purchased upon conversion into other share class(es)	(317)	(6,302)
Net increase (decrease) in shares outstanding	(646,435)	$(13,384,435)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund indicated below utilized the SCA during the year ended October 31, 2024. The

Notes to Financial Statements (continued)

average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2024
Jennison Global Equity Income	$918,500	6.35%	68	$3,297,000	$—
Quant Solutions Mid-Cap Value	654,676	6.36	34	5,599,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Global Equity Income	Quant Solutions Mid-Cap Value
Country	X	–
Currency	X	–
Economic and Market Events	X	X
Emerging Markets	X	–
Equity and Equity-Related Securities	X	X
Foreign Securities	X	–
Geographic Concentration	X	–
Increase in Expenses	X	X
Initial Public Offerings	X	–
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Medium Capitalization (Mid-Cap) Company	–	X
Model Design	–	X
Model Implementation	–	X
Real Estate Investment Trust	X	X
Sector Exposure	X	X
Value Style	X	X

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s

Notes to Financial Statements (continued)

performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs.

Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more

Notes to Financial Statements (continued)

abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the financials sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Investment Portfolios, Inc. 10 and Shareholders of PGIM Jennison Global Equity Income Fund and PGIM Quant Solutions Mid-Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Jennison Global Equity Income Fund and PGIM Quant Solutions MidCap Value Fund (constituting Prudential Investment Portfolios, Inc. 10, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Global Equity Income Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Global Equity Income Fund (the “Fund”)1, formerly PGIM Jennison Equity Income Fund, consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an

[1]	PGIM Jennison Equity Income Fund is a series of Prudential Investment Portfolios, Inc. 10.

PGIM Jennison Global Equity Income Fund

Approval of Advisory Agreements (continued)

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison,

Visit our website at pgim.com/investments

and also considered the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time .The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee

PGIM Jennison Global Equity Income Fund

Approval of Advisory Agreements (continued)

schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the

Visit our website at pgim.com/investments

mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- year period and underperformed over the other periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub transfer agency and blue sky fees to the extent that such fees cause total annual operating expenses for Class R6 shares to exceed 0.80% through February 28, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Global Equity Income Fund

Approval of Advisory Agreements

PGIM Quant Solutions Mid-Cap Value Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Quant Solutions Mid-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an

[1]	PGIM Quant Solutions Mid-Cap Value Fund is a series of Prudential Investment Portfolios, Inc. 10.

Visit our website at pgim.com/investments

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM

PGIM Quant Solutions Mid-Cap Value Fund

Approval of Advisory Agreements (continued)

Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared

Visit our website at pgim.com/investments

with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively

PGIM Quant Solutions Mid-Cap Value Fund

Approval of Advisory Agreements (continued)

determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark over the three-year period, and underperformed its benchmark index over the remaining periods.
•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.13% for Class A shares, 1.95% for Class C shares, 1.45% for Class R shares, 0.95% for Class Z shares, 1.23% for Class R2 shares, 0.98% for Class R4 shares, and 0.73% for Class R6 shares through February 28, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 18, 2024